OPERATING SEGMENTS - Revenue and operating loss per segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING SEGMENTS
Total revenue	$ 20,281	$ 19,085	$ 11,117
Operating profit (loss)	(77,800)	(24,272)	(16,348)
Subscriptions
OPERATING SEGMENTS
Total revenue	12,663	11,674	7,259
SaaS related professional services
OPERATING SEGMENTS
Total revenue	534	754	574
Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	7,084	6,657	3,284
Operating segments
OPERATING SEGMENTS
Total revenue	20,281	19,085	11,117
Operating segments | Solutions
OPERATING SEGMENTS
Total revenue	13,197	12,428	7,833
Operating profit (loss)	1,882	2,261	(667)
Operating segments | Solutions | Subscriptions
OPERATING SEGMENTS
Total revenue	12,663	11,674	7,259
Operating segments | Solutions | SaaS related professional services
OPERATING SEGMENTS
Total revenue	534	754	574
Operating segments | Platform
OPERATING SEGMENTS
Total revenue	7,084	6,657	3,284
Operating profit (loss)	(11,364)	(10,250)	(10,231)
Operating segments | Platform | Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	7,084	6,657	3,284
Unallocated
OPERATING SEGMENTS
Operating profit (loss)	$ (68,318)	$ (16,283)	$ (5,450)